Advance Payments to Suppliers	12 Months Ended
Dec. 31, 2011
Payments To Suppliers and Employees [Abstract]
Advance Payments To Suppliers [Text Block]
NOTE 5 – ADVANCE PAYMENTS TO SUPPLIERS

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. At December 31, 2011 and 2010, advance payments to suppliers consisted of the following:

	December 31, 2011	December 31, 2010
Advance payments to corn suppliers	$16,319,506	$-
Other	88,614	-
	$16,408,120	$-